INCOME TAX (Details Narrative) - HKD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
North Water Investment Group Holdings Limited [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profits tax rate		8.25%
Assessable profits rate		16.50%
Unused tax loss carry forward		$ 36,989,810		$ 40,100,643
Valuation allowances		6,103,318		6,616,606	$ 6,318,178
North Water Investment Group Holdings Limited [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits		2,000,000
Mango Financial Group Limited [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profits tax rate	8.25%
Assessable profits rate	16.50%
Unused tax loss carry forward	$ 33,111,788	36,989,810
Valuation allowances	5,463,444	$ 6,103,318	$ 5,907,746	$ 6,616,606
Mango Financial Group Limited [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	$ 2,000,000